Business Acquisitions - Summary of Consideration for Assets Acquired and Liabilities Assumed (Detail) - Aggregated individually immaterial business combinations [member] CAD in Millions	Dec. 31, 2017 CAD
Disclosure of detailed information about business combination [line items]
Cash consideration	CAD 18.7
Notes payable	9.7
Consideration	28.4
Assets and liabilities acquired
Cash acquired	5.4
Non-cash working capital	0.8
Property and equipment	0.8
Intangible assets, Client relationships	3.2
Intangible assets, Contract backlog	2.7
Intangible assets, Lease advantages	0.1
Intangible assets, Other	0.1
Provisions	(0.1)
Long-term debt	(0.1)
Deferred income taxes	(0.8)
Total identifiable net assets at fair value	12.1
Goodwill arising on acquisitions	16.3
Consideration	CAD 28.4